UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21178______

_______BlackRock Insured Municipal Income Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Insured Municipal Income Trust

_______40 East 52nd Street, New York, NY 10022_______
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___August 31, 2005

Date of reporting period:__May 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (Unaudited)

BlackRock Insured Municipal Income Trust (BYM)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—149.5%
			California—37.5%
			California St.,
AAA	$ 5,000		5.00%, 2/01/32, MBIA	08/13 @ 100	$ 5,266,600
AAA	5,000		5.00%, 3/01/33	03/15 @ 100	5,284,050
A	14,000		Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.375%, 5/01/22	05/12 @ 101	15,222,900
			Golden St. Tobacco Sec. Corp.,
BBB	6,500		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	6,981,520
BBB	14,500		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	15,788,325
AAA	22,500		Ser. B, 5.00%, 6/01/43, FSA	06/13 @ 100	23,312,475
AAA	12,100		Infrastructure & Econ. Dev., Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	12,773,849
AAA	17,500		Met. Wtr. Dist. So. California, Ser. B-1, 5.00%, 10/01/33, FGIC	10/13 @ 100	18,499,425
AAA	5,000		Sacramento Cnty. San. Dist. Fin. Auth., Sacramento Regl. Cnty. San., Ser. A,
			5.00%, 12/01/35, AMBAC	12/14 @ 100	5,318,600
AAA	15,000		San Francisco City & Cnty. Pub. Utils. Comm., Wtr. Rev., Ser. A, 5.00%, 11/01/31, FSA	11/11 @ 100	15,659,250
AAA	53,000		San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev., Ser. A, Zero Coupon,
			1/15/31, MBIA	No Opt. Call	14,735,060
AAA	10,910		Univ. of California, Ser. O, 5.00%, 9/01/28, FGIC	09/10 @ 101	11,451,354

					150,293,408

			District of Columbia—2.5%
BBB	9,500		Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	10,202,240

			Florida—6.5%
AAA	24,700		Orlando & Orange Cnty. Expwy. Auth., Florida Expwy. Rev., Ser. B, 5.00%, 7/01/35, AMBAC	07/13 @ 100	25,989,093

			Georgia—8.2%
			Atlanta Arpt. Passenger Fac., FSA,
AAA	4,950		Ser. C, 5.00%, 1/01/33	07/14 @ 100	5,177,651
AAA	2,500		Ser. J, 5.00%, 1/01/34	01/15 @ 100	2,614,125
			Atlanta Wtr. & Wstwtr.,
AAA	2,000		5.00%, 11/01/34, FSA	11/14 @ 100	2,118,460
AAA	3,235		5.00%, 11/01/37, FSA	11/14 @ 100	3,418,910
AAA	9,555		Ser. A, 5.00%, 11/01/38, FGIC	05/09 @ 101	9,866,970
Baa3	10,000		De Kalb Cnty. Dev. Auth., PCR, General Mtrs. Corp. Proj., 6.00%, 3/15/21	12/12 @ 101	9,662,800

					32,858,916

			Illinois—15.2%
			Chicago, GO,
AAA	13,000		Ser. A, 5.00%, 1/01/34, FSA	01/14 @ 100	13,608,660
AAA	7,000		Ser. A, 5.00%, 1/01/34, MBIA	01/13 @ 100	7,295,400
AAA	11,550	[3]	Chicago Spec. Transp., 5.25%, 1/01/31, AMBAC	N/A	12,403,198
			Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj., MBIA,
AAA	18,835		Ser. A, 5.00%, 12/15/28	06/12 @ 101	19,761,494
AAA	15,000		Ser. B, Zero Coupon, 6/15/28	No Opt. Call	5,133,300
AAA	2,400	[4]	O'Hare Intl. Arpt., Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	2,515,296

					60,717,348

			Massachusetts—8.1%
			Tpke. Auth., Met. Hwy. Sys. Rev.,
AAA	2,195		Ser. A, 5.00%, 1/01/37, MBIA	01/07 @ 102	2,269,652
AAA	24,000		Ser. A, 5.00%, 1/01/39, AMBAC	01/09 @ 101	24,761,040
AAA	5,000		Wtr. Res. Auth., Ser. B, 5.00%, 8/01/35, MBIA	08/17 @ 100	5,338,250

					32,368,942

			Michigan—1.3%
AAA	5,000		Detroit City Sch. Dist., GO, Ser. A, 5.125%, 5/01/31, FSA	05/12 @ 100	5,271,700

			Nevada—7.2%
AAA	6,000		Reno Transp. Proj., 5.125%, 6/01/32, AMBAC	06/12 @ 100	6,318,480
			Truckee Meadows Wtr. Auth., Ser. A, FSA,
AAA	10,000		5.00%, 7/01/25	07/11 @ 100	10,474,000
AAA	6,500		5.125%, 7/01/30	07/11 @ 100	6,847,880
AAA	5,000		5.25%, 7/01/34	07/11 @ 100	5,295,350

					28,935,710

BlackRock Insured Municipal Income Trust (BYM) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		New Jersey—1.3%
AAA	$ 4,935	Newark Hsg. Auth., Port Auth. Port Newark Marine Term. Rental Backed, Redev. Projs.,
		5.00%, 1/01/37, MBIA	01/14 @ 100	$ 5,180,467

		New York—9.1%
		New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
AAA	12,650	Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	13,397,362
AAA	7,305	Ser. C, 5.00%, 6/15/35, AMBAC	06/14 @ 100	7,729,201
AAA	10,000	New York City Trust Cultural Resources, American Museum of Natural History,
		Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	10,528,900
AAA	4,660	Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/29, AMBAC	10/14 @ 100	4,998,270

				36,653,733

		Pennsylvania—5.3%
AAA	5,420	Iroquois Sch. Dist., 5.00%, 2/01/45, FSA	08/15 @ 100	5,670,241
BBB+	5,000	Lebanon Cnty. Hlth. Facs. Auth., Good Samaritan Hosp. Proj., 6.00%, 11/15/35	11/12 @ 101	5,323,300
AAA	5,200	Philadelphia Gas Wks., Ser. 3, 5.125%, 8/01/31, FSA	08/11 @ 100	5,449,808
AAA	4,560	Tpke. Comm., 5.00%, 7/15/41, AMBAC	07/11 @ 101	4,762,510

				21,205,859

		South Carolina—9.4%
AAA	5,000	So. Carolina Pub. Svc. Auth., Ser. B, 5.50%, 1/01/36, FSA	01/12 @ 100	5,450,950
		So. Carolina Transp. Infrastructure Bank, AMBAC,
AAA	12,750	Ser. A, 5.00%, 10/01/33	10/12 @ 100	13,403,310
AAA	5,000	Ser. A, 5.00%, 10/01/33	10/13 @ 100	5,285,550
AAA	12,660	Ser. B, 5.125%, 10/01/26	10/11 @ 100	13,470,367

				37,610,177

		Tennessee—3.9%
		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, FSA,
AAA	11,705	Zero Coupon, 1/01/22	01/13 @ 59.566	4,834,867
AAA	9,260	Zero Coupon, 1/01/23	01/13 @ 56.016	3,594,362
AAA	8,500	Zero Coupon, 1/01/24	01/13 @ 52.749	3,097,740
AAA	6,850	Zero Coupon, 1/01/25	01/13 @ 49.712	2,350,851
AAA	5,000	Zero Coupon, 1/01/26	01/13 @ 46.781	1,608,850

				15,486,670

		Texas—23.0%
BBB	3,700	Comal Cnty. Hlth. Facs., Hlth. Care Sys., McKenna Mem. Proj., Ser. A, 6.25%, 2/01/32	02/13 @ 100	3,991,079
AAA	10,030	Coppell Indpt. Sch. Dist., Zero Coupon, 8/15/30	No Opt. Call	2,910,907
AAA	2,350	Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,443,695
		Harris Cnty.,
AAA	7,485	GO, Zero Coupon, 8/15/25, MBIA	No Opt. Call	2,905,452
AAA	10,915	GO, Zero Coupon, 8/15/28, MBIA	No Opt. Call	3,582,631
AAA	5,510	Toll Road Rev., 5.00%, 8/15/30, FSA	08/12 @ 100	5,749,795
		Harris Cnty. Sports Auth., MBIA,
AAA	26,890	Ser. A-3, Zero Coupon, 11/15/38	11/24 @ 43.826	4,425,287
AAA	27,675	Ser. A-3, Zero Coupon, 11/15/39	11/24 @ 41.258	4,287,411
AAA	5,785	Ser. H, Zero Coupon, 11/15/38	11/31 @ 64.91	991,144
AAA	6,160	Ser. H, Zero Coupon, 11/15/39	11/31 @ 60.976	991,391
AAA	9,500	Northside Indpt. Sch. Dist., Sch. Bldg. Rmkt, 5.125%, 6/15/29	06/14 @ 100	10,118,070
		San Antonio Wtr., FGIC,
AAA	9,350	5.125%, 5/15/29	05/14 @ 100	9,989,446
AAA	10,000	5.125%, 5/15/34	05/14 @ 100	10,645,500
AAA	25,000	Texas Tpke. Auth., Central Sys. Rev., Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	25,884,250
BBB+	3,000	Tyler Cnty. Hlth. Facs. Dev., Mother Frances Hosp., 6.00%, 7/01/31	07/12 @ 100	3,175,020

				92,091,078

		Virginia—1.9%
		Chesterfield Cnty. Indl. Dev. Auth., PCR, Elec. & Pwr. Co.,
A3	3,000	Ser. A, 5.875%, 6/01/17	11/10 @ 102	3,348,540
A3	4,000	Ser. B, 5.875%, 6/01/17	11/10 @ 102	4,464,720

				7,813,260

BlackRock Insured Municipal Income Trust (BYM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Washington—8.8%
AAA	$ 9,610		Central Washington Univ. Sys. Rev., 5.00%, 5/01/34, FGIC	05/14 @ 100	$ 10,110,489
AAA	3,655		Chelan Cnty. Pub. Util. Dist. 1, Chelan Hydro Sys., Ser. C, 5.125%, 7/01/33, AMBAC	07/12 @ 100	3,848,605
AAA	4,500		Port of Seattle, Ser. A, 5.00%, 4/01/31, FGIC	10/11 @ 100	4,652,460
AAA	9,500		Seattle, GO, Ser. F, 5.125%, 12/15/28, MBIA	12/08 @ 100	9,957,235
AAA	6,380		Washington, GO, Ser. A, 5.00%, 7/01/25, FSA	07/11 @ 100	6,710,484

					35,279,273

			West Virginia—0.3%
AAA	1,295		Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,371,936

			Total Long-Term Investments (cost $563,084,217)		599,329,810

			SHORT-TERM INVESTMENTS—6.1%
			Alaska—1.80%
A1+	7,300	[5]	Valdez Alaska Marine Term., Refdg. Exxon Pipeline Co. Proj., Ser. A, 2.87%, 6/01/05, FRDD	N/A	7,300,000

			Maryland—1.5%
A1+	6,045	[5]	Hlth. & Higher Edl. Facs. Auth., Pooled Ln. Prog. Proj., Ser. D, 2.95%, 6/02/05, FRWD	N/A	6,045,000

			Ohio—0.3%
VMIG1	1,000	[5]	Hamilton Cnty. Hosp. Facs., 3.01%, 6/02/05, FRWD	N/A	1,000,000

			Pennsylvania—0.2%
VMIG1	700	[5]	Higher Ed. Facs. Auth., St. Sys. Higher Ed., Ser. A, 2.93%, 6/02/05, MBIA, FRWD	N/A	700,000

			Wyoming—1.2%
A1+	4,850	[5]	Lincoln Cnty. PCR, Exxon Proj., Ser. D, 2.81%, 6/01/05, FRDD	N/A	4,850,000

			Puerto Rico—1.1%
A-1	1,800	[5]	Gov’t. Dev. Bank, 2.85%, 6/01/05, MBIA, FRWD	N/A	1,800,000
A-1+	2,500	[5]	Hwy. & Transp. Auth., Transp. Rev., Ser. A, 2.90%, 6/01/05, AMBAC, FRWD	N/A	2,500,000

					4,300,000

	Shares
	(000)

			Money Market Fund—0.0%
	50		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	50,000

			Total Short-Term Investments (cost $24,245,000)		24,245,000

			Total Investments—155.6% (cost $587,329,6176)		$ 623,574,810
			Other assets in excess of liabilities—1.5%		6,211,048
			Preferred shares at redemption value, including dividends payable—(57.1)%		(229,007,359)

			Net Assets Applicable to Common Shareholders—100%		$ 400,778,499

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Securities, or a portion thereof, pledged as collateral with a value of $2,515,296 on 1,683 short U.S. Treasury Note futures contracts expiring Sept. 2005. The value of such contracts on May 31, 2005 was $190,626,047, with an unrealized loss of $2,736,310.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[6]	Cost for Federal income purposes is $587,441,737. The net unrealized appreciation on a tax basis is $36,133,073 consisting of $36,470,273 gross unrealized appreciation and $337,200 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 81.3% of the Trust’s managed assets.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corporation	FSA	— Financial Security Assurance
FGIC	— Financial Guaranty Insurance Company	GO	— General Obligation
FRDD	— Floating Rate Daily Demand	MBIA	— Municipal Bond Insurance Association
FRWD	— Floating Rate Weekly Demand	PCR	— Pollution Control Revenue

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Insured Municipal Income Trust___

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: __/s/ Robert S. Kapito_____________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 22, 2005

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 22, 2005